Stock-Based Compensation - Summary of Nucor's Restricted Stock Unit Activity (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested at beginning of year, Shares	1,122	1,106	962
Granted, Shares	655	789	1,101
Vested, Shares	(752)	(762)	(915)
Canceled, Shares	(13)	(11)	(42)
Unvested at end of year, Shares	1,012	1,122	1,106
Unvested at beginning of year, Grant Date Fair Value	$ 42.51	$ 40.80	$ 46.09
Granted, Grant Date Fair Value	$ 50.63	$ 44.51	$ 35.76
Vested, Grant Date Fair Value	$ 44.90	$ 42.15	$ 40.36
Canceled, Grant Date Fair Value	$ 42.66	$ 39.08	$ 39.41
Unvested at end of year, Grant Date Fair Value	$ 45.98	$ 42.51	$ 40.80
Restricted Stock Units and Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for future grants	11,851	10,486	11,839